Income Taxes (Details) - Schedule of unrecognized tax benefits - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of unrecognized tax benefits [Line Items]
Balance at beginning of year	$ 17
Balance at beginning of year	252	17
Additions based on tax positions related to current year	$ 235	$ 17